Impairment Of Exploration And Evaluation And Oil And Gas Properties - Summary of Impairment Reversals (Detail) - Wheatstone [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Producing [member]
Summary of impairment reversals [Line Items]
Increase	$ 116
Decrease	(43)
WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(117)
Decrease	127
Brent Price Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	294
Decrease	(294)
FX Measurement Input [member] | WDS Australia Segment [Member]
Summary of impairment reversals [Line Items]
Increase	(79)
Decrease	$ 79